FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906






March 5, 2007


Filed Via EDGAR (CIK #0000809707)
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

      RE:  FRANKLIN INVESTORS SECURITIES TRUST
           File Nos. 033-11444 and 811-04986

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2007.

Sincerely yours,

FRANKLIN INVESTORS SECURITIES TRUST


/S/ DAVID P. GOSS
David P. Goss
Senior Associate General Counsel

DPG/ac

cc:   Bruce G. Leto, Esq.